International Operations	12 Months Ended
Dec. 31, 2017
International Operations
International Operations

(13) International Operations

The Company provides international banking services for its customers through its bank subsidiaries. Neither the Company nor its bank subsidiaries have facilities located outside the United States. International operations are distinguished from domestic operations based upon the domicile of the customer.

Because the resources employed by the Company are common to both international and domestic operations, it is not practical to determine net income generated exclusively from international activities.

A summary of assets attributable to international operations at December 31, 2017 and 2016 are as follows:

	2017	2016
	(Dollars in Thousands)
Loans:
Commercial	$113,019	$124,079
Others	45,867	43,141
	158,886	167,220
Less allowance for probable loan losses	(842)	(884)
Net loans	$158,044	$166,336
Accrued interest receivable	$671	$603

At December 31, 2017, the Company had $99,547,000 in outstanding standby and commercial letters of credit to facilitate trade activities.

Revenues directly attributable to international operations were approximately $5,248,000,  $5,495,000 and $6,113,000 for the years ended December 31, 2017, 2016 and 2015, respectively.